Pension, Profit Sharing and Other Benefit Plans - Expected benefit payments (Details) $ in Thousands	Sep. 30, 2017 USD ($)
Expected pension benefit payments
2018	$ 8,330
2019	8,753
2020	9,148
2021	9,358
2022	9,543
2022-2026	$ 50,890